As filed with the Securities and Exchange Commission on November 24, 2015

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.            ☐

Post-Effective Amendment No. 63   ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

Amendment No. 65    ☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Peter K. Ewing
Drinker Biddle & Reath LLP	Craig R. Carberry, Esq.
One Logan Square, Ste. 2000	Northern Trust Investments, Inc.
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 63 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 24th day of November, 2015.

FLEXSHARES TRUST

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 63 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

* Sarah N. Garvey	Trustee	November 24, 2015
Sarah N. Garvey

* Philip G. Hubbard	Trustee	November 24, 2015
Philip G. Hubbard

* Eric T. McKissack	Trustee	November 24, 2015
Eric T. McKissack

/s/ Shundrawn A. Thomas	Trustee and President	November 24, 2015
Shundrawn A. Thomas	(Principal Executive Officer)

/s/ Randal Rein	Treasurer	November 24, 2015
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ Diana E. McCarthy
Diana E. McCarthy

Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase